Organization and Nature of Business (Details)	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
Segment reporting
Accumulated losses	$ 517,996,000			$ 415,591,000
Cash and cash equivalents	587,441,000			235,630,000
Short-term investments	363,007,000			199,546,000
Unutilized bank borrowing facilities	69,359,000		$ 541,000,000	$ 69,359,000	$ 541,000,000
Dividends received from equity investees	$ 42,051,000	$ 35,321,000